Organization (Details Narrative)					1 Months Ended		2 Months Ended	9 Months Ended	12 Months Ended
	Mar. 23, 2017 USD ($) Number	Aug. 06, 2015 shares	Jun. 10, 2015 shares	May 22, 2015 USD ($) $ / shares shares	Jun. 10, 2015 USD ($) shares	Mar. 31, 2015 USD ($) $ / shares shares	May 31, 2015 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares
Common stock, par value (in dollars per share) | $ / shares						$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock issued						5,493,200		18,105,349	15,375,981	13,615,440	12,469,084
Preferred stock issued						0		0	0	0	0
Recapitalization									3,000,005
Common stock, outstanding						5,493,200		18,105,349	15,375,981	13,615,440	12,469,084
Preferred stock, outstanding						0		0	0	0	0
Accumulated losses | $						$ (446,349)		$ (14,207,651)	$ (6,674,813)	$ (4,157,176)	$ (1,268,646)
Akoustis, Inc. [Member]
Common stock issued				11,671
Preferred stock issued				5,300
Common stock, outstanding				11,671
Preferred stock, outstanding				5,300
Number of common share issued against per outstanding share upon merger | $ / shares				$ 324.082
Number of common shares issued upon merger				5,500,006
Number of common stock cancelled				9,854,019
Akoustis, Inc. [Member] | Convertible Notes Payable [Member]
Principal amount | $				$ 645,000
Number of common stock issued upon conversion				430,000
Debt instrument conversion price | $ / shares							$ 1.50		$ 1.50
Private placement offering (the "March 2015 Offering") [Member]
Number of shares issued			261,000	3,101,104	3,362,104
Shares price (in dollars per share) | $ / shares				$ 1.50
Proceeds from issuance common stock | $					$ 5,043,206
Number of shares issued		7,876,310
Placement agent fees and offering expenses | $					$ 801,579
Legal expenses | $				$ 77,150
Accredited Investors [Member] | Private placement offering (the "2016-2017 Offering'') [Member]
Number of shares issued								2,141,993
Shares price (in dollars per share) | $ / shares								$ 5.00
Common stock, par value (in dollars per share) | $ / shares								$ 0.001
Placement Agents [Member] | Private placement offering (the "2016-2017 Offering'') [Member]
Proceeds from issuance common stock | $								$ 10,700,000
commissions and expenses | $								$ 854,000
Placement Agents [Member] | Private placement offering (the "2016-2017 Offering'') [Member] | Warrants [Member]
Number of shares issued								205,126
Warrant term								5 years
Warrants exercise price (in dollars per share) | $ / shares								$ 5.00
Placement Agents [Member] | Private placement offering (the "March 2015 Offering") [Member]
Aggregate commission | $				$ 486,976
Placement Agents [Member] | Private placement offering (the "March 2015 Offering") [Member] | 2015 Placement Agent Warrants [Member]
Number of common shares purchased				324,650
Six Investor [Member] | Akoustis, Inc. [Member] | Convertible Notes Payable [Member]
Principal amount | $						$ 655,000	$ 655,000
Number of common stock issued upon conversion						436,806	436,806
Asset Purchase Agreement [Member] | Research Foundation for the State University of New York (RF-SUNY) [Member] | Fuller Road Management Corporation (FRMC) [Member]
Aggregate purchase price | $	$ 2,750,000
Number of employees | Number	28